Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense Benefit [Line Items]
Current	$ 182,537	$ 143,008	$ 168,320
Deferred	(12,292)	28	(1,453)
Taxes on income	170,245	143,036	166,867
Domestic	154,921	130,109	152,040
Foreign	15,324	12,927	14,827
Taxes on income	170,245	143,036	166,867
Domestic Tax Authority
Income Tax Expense Benefit [Line Items]
Current	165,476	124,522	152,453
Deferred	(10,555)	5,587	(413)
Taxes on income	154,921	130,109	152,040
Taxes on income	154,921	130,109	152,040
U.S.
Income Tax Expense Benefit [Line Items]
Foreign taxes, Current	12,672	14,965	12,720
Foreign taxes, Deferred	(1,925)	(4,813)	(355)
Foreign	10,747	10,152	12,365
Other international locations
Income Tax Expense Benefit [Line Items]
Foreign taxes, Current	4,389	3,521	3,149
Foreign taxes, Deferred	188	(746)	(687)
Foreign	$ 4,577	$ 2,775	$ 2,462